Exploration and evaluation of oil and gas reserves (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of changes in capitalized costs

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (1)	2023	2022
Property plant and equipment
Opening Balance	1,876	1,994
Additions	505	379
Write-offs	(8)	(545)
Transfers	(1,000)	(83)
Translation adjustment	139	131
Closing Balance	1,512	1,876
Intangible assets
Opening Balance	2,406	2,576
Additions	147	840
Write-offs	(41)	−
Transfers	(16)	(1,187)
Losses on exploration expenditures written off	(364)	−
Translation adjustment	181	177
Closing Balance	2,313	2,406
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	3,825	4,282
(1) Amounts capitalized and subsequently expensed in the same period have been excluded from this table.

Schedule of exploration costs

	2023	2022	2021
Exploration costs recognized in the statement of income
Geological and geophysical expenses	(566)	(342)	(358)
Exploration expenditures written off (includes dry wells and signature bonuses)	(421)	(691)	(248)
Contractual penalties on local content requirements	12	165	(47)
Other exploration expenses	(7)	(19)	(34)
Total expenses	(982)	(887)	(687)
Cash used in:
Operating activities	574	360	393
Investment activities	671	1,253	555
Total cash used	1,245	1,613	948

Schedule of aging of capitalized exploratory well costs

Aging of capitalized exploratory well costs (1)	2023	2022
Exploratory well costs capitalized for a period of one year	211	406
Exploratory well costs capitalized for a period greater than one year	1,301	1,470
Total capitalized exploratory well costs	1,512	1,876
Number of projects relating to exploratory well costs capitalized for a period greater than one year	17	15

Schedule of exploratory well costs

	Capitalized costs (2023)	Number of wells
2022	238	3
2021	87	2
2020	20	1
2018 and previous years	956	16
Exploratory well costs that have been capitalized for a period greater than one year	1,301	22
(1) Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.